First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 65.5%
	Auto Components – 1.4%
15,430	Tenneco, Inc., Class A (a) (b)	$264,933
	Banks – 6.8%
18,055	TriState Capital Holdings, Inc. (a) (b)	545,442
44,013	Umpqua Holdings Corp. (b)	727,975
		1,273,417
	Building Products – 4.0%
31,084	Cornerstone Building Brands, Inc. (a) (b)	758,139
	Electronic Equipment, Instruments & Components – 2.0%
1,372	Rogers Corp. (a) (b)	371,428
	Food Products – 3.9%
3,838	Sanderson Farms, Inc. (b)	726,802
	Gas Utilities – 2.0%
11,135	South Jersey Industries, Inc. (b)	380,706
	Health Care Equipment & Supplies – 3.4%
13,619	Intersect ENT, Inc. (a) (b)	372,752
15,548	Ortho Clinical Diagnostics Holdings PLC (a) (b)	273,800
		646,552
	Health Care Technology – 7.2%
10,094	Cerner Corp.	945,202
17,914	Change Healthcare, Inc. (a) (b)	422,054
		1,367,256
	IT Services – 2.9%
53,464	MoneyGram International, Inc. (a) (b)	541,590
	Machinery – 2.8%
14,901	Meritor, Inc. (a) (b)	535,095
	Oil, Gas & Consumable Fuels – 2.0%
6,218	Renewable Energy Group, Inc. (a) (b)	379,671
	Semiconductors & Semiconductor Equipment – 5.5%
3,156	CMC Materials, Inc. (b)	564,640
30,972	NeoPhotonics Corp. (a) (b)	468,916
		1,033,556
	Software – 15.7%
14,023	Anaplan, Inc. (a) (b)	911,355
Shares	Description	Value

	Software (Continued)
9,921	Bottomline Technologies DE, Inc. (a) (b)	$561,727
11,211	Citrix Systems, Inc. (b)	1,122,221
2,359	Mimecast Ltd. (a) (b)	187,965
8,973	Vonage Holdings Corp. (a) (b)	179,101
		2,962,369
	Thrifts & Mortgage Finance – 5.9%
31,567	Flagstar Bancorp, Inc. (b)	1,114,315
	Total Investments – 65.5%	12,355,829
	(Cost $12,766,749)
COMMON STOCKS SOLD SHORT – (12.7)%
	Banks – (3.9)%
(154)	Citizens Financial Group, Inc.	(6,068)
(26,116)	Columbia Banking System, Inc.	(733,337)
		(739,405)
	Capital Markets – (1.5)%
(5)	Goldman Sachs Group (The), Inc.	(1,528)
(2,879)	Raymond James Financial, Inc.	(280,587)
		(282,115)
	Health Care Equipment & Supplies – (0.6)%
(1,088)	Quidel Corp. (a)	(109,474)
	Semiconductors & Semiconductor Equipment – (0.5)%
(935)	Entegris, Inc.	(104,150)
	Thrifts & Mortgage Finance – (6.2)%
(126,546)	New York Community Bancorp, Inc.	(1,169,285)
	Total Common Stocks Sold Short	(2,404,429)
	(Proceeds $2,750,247)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.1)%
	Equity Real Estate Investment Trusts – (0.1)%
(337)	VICI Properties, Inc.	(10,046)
	(Proceeds $14,795)
	Total Investments Sold Short – (12.8)%	(2,414,475)
	(Proceeds $2,765,042)
	Net Other Assets and Liabilities – 47.3%	8,932,424
	Net Assets – 100.0%	$18,873,778

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,355,829	$ 12,355,829	$ —	$ —

LIABILITIES TABLE
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (2,404,429)	$ (2,404,429)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(10,046)	(10,046)	—	—
Total Investments	$ (2,414,475)	$ (2,414,475)	$—	$—

*	See Portfolio of Investments for industry breakout.